Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Operating Leases

The Company is a party to certain operating leases. In August 2016, we entered into a lease agreement for 7,500 square feet of office space for office, research and development, quality control, production and warehouse space which expires on December 31, 2021. On February 1, 2018, we entered into an amendment to the lease agreement for an additional 380 square feet of office space for storage which expires on December 31, 2021. On January 2, 2019, we entered into a second amendment to the lease agreement for an additional 2,297 square feet of office space for office space which expires on December 31, 2021. Under the terms of the lease, we pay monthly rent of $14,651, subject to a 3% adjustment on an annual basis.

Right of use assets and Lease liability - right of use consist of the following:

March 31,
2019
Right of use assets	$437,363

Lease liability - right of use
Current portion	$164,521
Long term portion	315,730
Total Lease liability - right of use	$480,251

Cash paid for amounts included in the measurement of lease liabilities for the three months ended March 31, 2019 was $4,222 and were included in Net cash used in operating activities in it condensed consolidated statement of cash flows. Upon adoption of ASC 842 on January 1, 2019, the Company increased non-cash balances of right of use assets and lease liability – right of use by $476,029 and $520,652, respectively.

As of March 31, 2019, the maturities of the Company's Lease liability - right of use consist of the following:

Year ending December 31,	Amount
2019 (remainder)	$140,173
2020	191,713
2021	197,462
Total lease payments	529,348
Less: Present value adjustment	(49,097)
Total Lease liability - right of use	$480,251

As required, the following disclosure is provided for periods prior to adoption. Minimum future lease payments that have initial or remaining lease terms in excess of one year consist of the following:

Year ending December 31,	Amount
2019 (remainder)	$140,173
2020	191,713
2021	197,462
Total	$529,348

Rent expense for the three months ended March 31, 2019 and 2018 was $52,838 and $35,882, respectively.

As of March 31, 2019, the Company had no leases that were classified as a financing lease. As of March 31, 2019, the Company did not have additional operating or financing leases that have not yet commenced.

Litigation

The Company is a defendant in various legal actions, claims and proceedings arising in the ordinary course of business, including claims related to breach of contracts and intellectual property matters resulting from our business activities. As with most actions such as these, an estimation of any possible and/or ultimate liability cannot always be determined. We believe that all pending claims, if adversely decided, would not have a material adverse effect on our business, financial position or results of operations.

Operating Leases

The Company leases office and storage space. Rent expense for the years ended December 31, 2018 and 2017, was $157,395 and $159,583, respectively. Minimum future lease payments under the operating lease consist of the following:

Year ending December 31,	Amount

2019	$186,132
2020	191,712
2021	197,464
Total	$575,308

The Company has recorded a liability for deferred rent and is expensing this on a straight line basis over the life of the lease.

Litigation

The Company is involved in various legal matters that have arisen in the ordinary course of business. While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution will not have a material adverse effect on the financial position or results of operations of the Company.

Potential Liability Related to Issuances of Equity Securities

The Company may have potential liability for certain sales, offers or issuances of equity securities of the Company in possible violation of federal securities laws. Pursuant to a Registration Statement on Form S-1 (Registration No. 333-208676), declared effective on February 16, 2016 (the “2016 Registration Statement”), the Company sought to register: a primary offering of up to $4,000,000 units, the Common Stock included as part of the units, the warrants included as part of the units, and the Common Stock issuable upon exercise of such warrants; a primary offering of up to $400,000 placement agent warrants and the Common Stock issuable upon exercise of such placement agent warrants; and a secondary offering of 23,545,144 shares of Common Stock held by certain selling stockholders named in the 2016 Registration Statement. The SEC Staff’s interpretations provide that, when an issuer is registering units composed of common stock, common stock purchase warrants, and the common stock underlying the warrants, the registration fee is based on the offer price of the units and the exercise price of the warrants. The registration fee paid did include the fee based on the offer price of the units, allocated to the unit line item in the fee table. Although the fee table in the 2016 Registration Statement included a line item for the Common Stock underlying the warrants, the Company did not include in that line item the fee payable based on the exercise price of $0.08 per share for such warrants, which amount should have been allocated to such line item based on the SEC Staff’s interpretations. As a result, a portion of the securities intended to be registered by the 2016 Registration Statement was not registered. In addition, in a post-effective amendment to the 2016 Registration Statement filed on September 23, 2016, too many placement agent warrants were inadvertently deregistered. The post-effective amendment stated that the Company had issued $180,100, based on 2,251,250 Class L warrants issued with a $0.08 exercise price of warrants to the placement agent and therefore deregistered $219,900, based on 2,748,750 Class L warrants issued with a $0.08 exercise price of placement agent warrants from the $400,000, based on 5,000,000 Class L warrants issued with a $0.08 exercise price total offering amount included in the Registration Statement. The actual warrants issued to the placement agent totaled $240,133.36, based on 3,001,667 Class L warrants issued with a $0.08 exercise price, and only $159,867, based on 1,998,338 Class L warrants issued with a $0.08 exercise price should have been deregistered in such post-effective amendment. To the extent that we have not registered or failed to maintain an effective registration statement with respect to any of the transactions in securities described above and with respect to our ongoing offering of shares of Common Stock underlying the warrants, and a violation of Section 5 of the Securities Act did in fact occur or is occurring, eligible holders of our securities that participated in these offerings would have a right to rescind their transactions, and the Company may have to refund any amounts paid for the securities, which could have a materially adverse effect on the Company’s financial condition. Eligible securityholders have not filed a claim against the Company alleging a violation of Section 5 of the Securities Act with respect to these transactions, but they could file a claim in the future. Furthermore, the ongoing offering of and issuance of shares of Common Stock underlying certain of our warrants from the 2016 Registration Statement may have been, and may continue to be, in violation of Section 5 of the Securities Act and the rules and regulations under the Securities Act, because we did not update the prospectus in the 2016 Registration Statement for a period of time after the 2016 Registration Statement was declared effective and because our reliance on Rule 457(p) under the Securities Act in an amendment to our Registration Statement on Form S-1 (Registration No. 333-213774) filed on September 23, 2016 effected a deregistration of the securities registered under the 2016 Registration Statement. Eligible securityholders have not filed a claim against the Company alleging a violation of Section 5 of the Securities Act, but they could file such a claim in the future. If a violation of Section 5 of the Securities Act did in fact occur or is occurring, eligible securityholders would have a right to rescind their transactions, and the Company may have to refund any amounts paid the securities, which could have a materially adverse effect on the Company’s financial condition.